Stock Benefit Plans (Narrative) (Details) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	May 31, 2007 shares	Jul. 31, 2002 shares	Dec. 31, 2017 USD ($) purchase $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	May 19, 2011 equity_incentive_plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average volatility periods ending on fifteen anniversaries prior to valuation date			15 years
Options, weighted-average grant-date fair value (in dollars per share) | $ / shares			$ 15.01	$ 11.57	$ 11.34
Total intrinsic value of options exercised | $			$ 195.3	$ 137.7	$ 124.6
Cash received from the exercise of stock options | $			$ 126.7	105.4	134.7
Restricted Stock | Certain grants in 2005
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years			3 years
Restricted Stock Units And Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years			3 years
Total fair value of deferred stock units | $			$ 117.1	$ 91.4	$ 114.3
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value (in dollars per share) | $ / shares			$ 73.23	$ 57.54	$ 56.81
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Daily closing price observation period			10 years
Average volatility periods ending on fifteen anniversaries prior to valuation date			10 years
Unrecognized compensation cost related to option awards | $			$ 14.9
Weighted-average period over which that cost is expected to be recognized, years			1 year 3 months 40 days
Restricted Stock Units, Restricted Stock and Performance Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period over which that cost is expected to be recognized, years			1 year 28 days
Unrecognized compensation cost | $			$ 197.4
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance-based restricted stock unit payable range minimum			0.00%
Performance-based restricted stock unit payable range maximum			200.00%
Performance period			3 years
Weighted-average grant-date fair value (in dollars per share) | $ / shares			$ 73.20	$ 57.47	$ 57.33
Shares distributable in period (in shares)				254,455
Performance Shares | PSUs Awarded in 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target payout percentage				120.00%
Performance Shares | PSUs Awarded in 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target payout percentage				137.00%
Performance Shares | PSUs Awarded in 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target payout percentage				167.00%
Award Plans 2000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of previous equity plans replaced | equity_incentive_plan						2
Incentive and Stock Award Plan 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards authorized (not more than 23.2 million shares for the 2011 Plan and 35.6 million shares for the 1999 Plan) (in shares)			23,200,000
Incentive and Stock Award Plan 2011 | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting percentage			25.00%
Contractual term of stock option awards			10 years
Employee Stock Purchase Plan 1999 | Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards authorized (not more than 23.2 million shares for the 2011 Plan and 35.6 million shares for the 1999 Plan) (in shares)			35,600,000
Number of share purchase times per plan year | purchase			4
Stock option price percent			95.00%
Reduction in the shares available (in shares)			10,000,000
Shares purchased by employees (in shares)			428,244
Shares available for issuance under the plan (in shares)			1,353,166
International Plan | Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards authorized (not more than 23.2 million shares for the 2011 Plan and 35.6 million shares for the 1999 Plan) (in shares)			12,000,000
Shares purchased by employees (in shares)			121,292
Shares available for issuance under the plan (in shares)			2,491,910
Shares due to shareholder action (in shares)	4,000,000	5,000,000